Note 27 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information in changes in non-cash working capital [text block]
	Year ended	Year ended
	March 31, 2020	March 31, 2019
Accounts receivable and unbilled revenue, net	$33,839	$(35,427)
Gas in storage	(3,234)	(601)
Prepaid expenses and deposits	(89,087)	(128,911)
Provisions	(4,607)	4,309
Trade and other payables	106,271	174,958
Adjustments required to reflect net cash receipts from gas sales	812	4,186
	$43,994	$18,514

Disclosure of detailed information of adjustments required to reflect net cash receipts from gas sales [text block]
	2020	2019
Changes in:
Accrued gas receivable	$(12,972)	$15,893
Gas delivered (drawn) in excess of consumption	(4,866)	2,716
Accrued gas payable	11,266	(12,261)
Deferred revenue	7,384	(2,162)
	$812	$4,186